Commitments - Summary of Lease Commitments - Operating (Detail) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Total operating lease commitments disclosed at June 30, 2019	$ 920,883	$ 512,000	$ 258,000
1 Year or Less [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Total operating lease commitments disclosed at June 30, 2019	289,000	219,000	169,000
One to Five Years [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Total operating lease commitments disclosed at June 30, 2019	$ 632,000	$ 293,000	$ 89,000